Income Taxes - Narrative (Details) $ in Millions, $ in Millions			3 Months Ended	12 Months Ended				29 Months Ended
	Feb. 09, 2022	Dec. 09, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2006 MXN ($)	Oct. 31, 2019 issue	Dec. 31, 2021 MXN ($)
Income Tax [Line Items]
Income taxes paid (net of refunds)				$ 188	$ 89	$ 197
Tax benefit, GILTI high tax exception and NOL carryback provisions			$ 12
Gross tax operating loss carryforwards				1,100
Net operating loss carryforward, valuation allowance				910
Unrecognized tax benefits that, if recognized, would impact effective tax rates				27	27	29
Interest expense, penalties and inflationary adjustments recognized in income tax expense						$ 5
Accrued interest on unrecognized tax benefits as of end of year				21	$ 21
Number of unsuccessfully contested issues | issue								2
Subsequent event
Income Tax [Line Items]
Income tax examination, voluntary settlement extension period	90 days
Foreign Tax Authority
Income Tax [Line Items]
Gross tax operating loss carryforwards				339
State
Income Tax [Line Items]
Gross tax operating loss carryforwards				13
United Kingdom | Domestic Tax Authority
Income Tax [Line Items]
Gross tax operating loss carryforwards				631
United States | Foreign Tax Authority
Income Tax [Line Items]
Gross tax operating loss carryforwards				137
Mexico
Income Tax [Line Items]
Alleged taxes, penalties and adjustments							$ 425
Income tax examination, liability from settlement				$ 23					$ 469
Italy | Tax Years 2014 through 2015
Income Tax [Line Items]
Alleged taxes, penalties and adjustments		$ 15